Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11 - SUBSEQUENT EVENTS

Private Placement

On January 27, 2014, the Company consummated a private placement (the “Offering”) of units (the “Units”) comprised of (i) one share of the Company’s common stock, $0.001 par value (the “Common Stock”), and (ii) two warrants to purchase shares of Common Stock as follows: (a) a Series A warrant to purchase 0.5 shares of Common Stock at an exercise price of $15.00 per share   (the “Series A Warrant”) and (b) a Series B warrant to purchase 0.25 shares of Common Stock at an exercise price of $45.00 per share   (the “Series B Warrant,” and together with Series A Warrant, the “Warrants”) to accredited investors (“Purchasers”) pursuant to the terms of a Securities Purchase Agreement (the “ Purchase Agreement”) at a purchase price of $7.50 per Unit  .  In connection with the Offering, the Company issued 631,346 shares of Common Stock, 315,676  Series A Warrants   and 157,846 Series B Warrants   for aggregate gross proceeds of $4.375 million.

The Series A Warrants entitle the holders to purchase shares of Common Stock reserved for issuance thereunder for a period of three years from the closing of the Offering (the “Closing Date”) and the Series B Warrants entitle the holders to purchase Common Stock for issuance thereunder for a period of five years from the Closing Date.  The Warrants can be exercised for cash or on a cashless basis.

The Purchase Agreement provides that the Company will use its commercially reasonable efforts to file a registration statement with the Securities and Exchange Commission within 90 days from the Closing Date with respect to the re-sale of all Common Stock issued in connection with the Offering, including the shares of Common Stock underlying the Warrants, and will use its commercially reasonable efforts to obtain effectiveness of the registration statement within 150 days of the Closing Date.

The Purchase Agreement also permits the Purchasers a right to participate, pro rata, up to 25% of the total dollar value of any equity related financing conducted by the Company for a period of two years from the Closing Date.  In addition, the Company agreed to appoint a nominee to the Company’s board of directors within thirty days of the consummation of the Offering, and provided that the Purchasers continue to own at least 50% of the shares of Common Stock issued in the Offering, to nominate such designee to serve on the Company’s board of directors at each of the next four annual meetings of the Company’s stockholders.

The Purchase Agreement also contains customary representations, warranties and indemnification by the Company.  Brean Capital, LLC served as placement agent in the Offering (the “Placement Agent”). The Placement Agent was issued 47,351 shares of Common Stock, which was equal to 7.5% of the shares of Common Stock issued in the Offering.

Stock Split

On February 5, 2014, the Company filed a Certificate of Change (the “Certificate”) with the Secretary of State of the State of Nevada to effect a reverse stock split of its outstanding and authorized shares of common stock at a ratio of 1 for 50 (the “Stock Split”).  The Stock Split was previously approved by the board of directors of the Company.

As a result of the Stock Split, the number of the Company’s authorized shares of common stock was decreased from 300,000,000 to 6,000,000 shares and the number of its authorized shares of preferred stock was decreased from 25,000,000 to 500,000 shares.  The effective date of the Stock Split was February 10, 2014.  Upon the effectiveness of the Stock Split, the Company’s issued and outstanding shares of common stock decreased from approximately 145.9 million shares to approximately 2.9 million shares of common stock, all with a par value of $0.001. The Company has no outstanding shares of preferred stock.  Fractional shares resulting from the Stock Split were rounded up to the next whole number.

All amounts presented in these financial statements, including the “Private Placement” paragraph contained within this footnote, have been adjusted for this Stock Split.